Property, plant & equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant & equipment
Investments in property, plant & equipment and right-of-use assets	€ 16,282	€ 24,479
New machines and installations	8,682	7,903	€ 3,635
Land and buildings	4,027	13,985	2,224
IT equipment	1,102	1,275	2,126
Leased vehicles	2,240	971	769
Furniture	231	343
Net gain (loss) on disposal of property, plant & equipment	415	(347)	(210)
Impairments of property, plant and equipment	160	0	0
New metal production	95,400	94,276	84,451
Right-of-use assets	8,102	8,420	9,054
New leases	3,965
Leased buildings	1,739	1,934	1,624
Land and buildings pledges as security	21,851	22,696	24,451
Machines pledges as security	314	864	1,131
Land and buildings
Property, plant & equipment
Right-of-use assets	4,511	4,822	4,419
Depreciation charge	1,735	1,663	1,794
Leased assets
Property, plant & equipment
Right-of-use assets	8,102	8,420	9,054
Construction in progress
Property, plant & equipment
New metal production	12,544	€ 15,955	€ 1,781	€ 8,639
Construction in progress | Germany
Property, plant & equipment
New metal production	€ 10,551